Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 463.8	$ 479.5
Accounts receivable	1,093.4	1,052.7
Inventories	1,091.5	992.2
Income taxes receivable	6.8	7.7
Assets classified as held for sale	0.0	0.7
Other current assets	81.7	59.2
Total current assets	2,737.2	2,592.0
Property, plant and equipment	332.5	355.0
Right-of-use assets	101.0	104.1
Goodwill	198.6	198.3
Intangible assets	229.4	251.3
Deferred income taxes	39.9	33.6
Other non-current assets	25.5	26.4
Total assets	3,664.1	3,560.7
Current liabilities:
Current portion of borrowings under credit facility & lease obligations	99.8	139.6
Accounts payable	854.5	898.0
Accrued and other current liabilities	553.1	370.9
Income taxes payable	51.8	46.7
Current portion of provisions	19.0	26.1
Total current liabilities	1,578.2	1,481.3
Long-term portion of borrowings under credit facility & lease obligations	486.1	559.1
Pension and non-pension post-employment benefit obligations	117.3	107.1
Provisions and other non-current liabilities	41.2	28.6
Deferred income taxes	32.3	28.4
Total liabilities	2,255.1	2,204.5
Equity:
Capital stock	1,834.2	1,832.1
Treasury stock	(15.7)	(14.8)
Contributed surplus	974.5	982.6
Deficit	(1,368.8)	(1,420.1)
Accumulated other comprehensive loss	(15.2)	(23.6)
Total equity	1,409.0	1,356.2
Total liabilities and equity	$ 3,664.1	$ 3,560.7